Accounts Receivable - Summary of Accounts Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable [Line Items]
Accounts receivable	$ 5,525	$ 24,068	$ 11,097
Receivable from capital market solutions services [Member]
Accounts Receivable [Line Items]
Accounts receivable	0	10,466	11,097
Commission receivable from insurance brokerage [Member]
Accounts Receivable [Line Items]
Accounts receivable	200	349	0
Receivable from digital solutions and other services [Member]
Accounts Receivable [Line Items]
Accounts receivable	0	10,496	0
Receivable from hotel operations, hospitality and VIP services [Member]
Accounts Receivable [Line Items]
Accounts receivable	111	0	0
Receivable from media and entertainment services [Member]
Accounts Receivable [Line Items]
Accounts receivable	$ 5,214	$ 2,757	$ 0